ETFis Series trust I

6 E. 39th Street, Suite 1003

New York, New York 10016

VIA EDGAR

May 13, 2015

Securities and Exchange Commission

Filing Desk

100 F Street, N.E.

Washington, DC 20549

RE:	ETFis Series Trust I (“Trust”) (File Nos. 333-187668 and 811-22819), on behalf of Tuttle Tactical Management Multi-Strategy Income ETF (the “Fund”), a series of the Trust

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the Fund do not differ from those contained in Post-Effective Amendment No. 39 to the Trust’s Registration Statement on Form N-1A, which was filed electronically on May 4, 2015.

If you have any questions or comments, please contact Jeffrey T. Skinner at 336-607-7512. Thank you for your consideration.

Sincerely,

/s/ William J. Smalley

William J. Smalley, President of the Trust